EQUITY METHOD INVESTMENTS - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Total investment	$ 3,300		$ 2,800
Total assets	47,994		43,458
Aggregate net income (loss)	94	$ 46
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments [Line Items]
Total assets	$ 4,100		$ 2,400